Third Avenue Value Fund
Third Avenue Small-Cap Value Fund
Third Avenue Real Estate Value Fund
Third Avenue International Value Fund

Supplement dated December 20, 2007
To Prospectus dated March 1, 2007

Effective December 20, 2007, the following information supplements the Funds’ Prospectus dated March 1, 2007.

Third Avenue International Value Fund has reopened to new investors effective December 20, 2007. This revises the disclosure within the Purchasing Shares section of the Prospectus, beginning on page 17.